Exhibit 99.1

Hudson’s Bay Simon JV Trust 2015-HBS

Commercial Mortgage Pass-Through Certificates, Series 2015-HBS

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Column Financial, Inc.

Credit Suisse Securities (USA) LLC

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Drexel Hamilton, LLC

19 October 2015

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Column Financial, Inc.

Credit Suisse Securities (USA) LLC

11 Madison Avenue

New York, New York 10010

Bank of America, N.A.

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park

New York, New York 10036

Drexel Hamilton, LLC

77 Water Street

New York, New York 10005

Re: Hudson’s Bay Simon JV Trust 2015-HBS Commercial Mortgage Pass-Through Certificates, Series 2015-HBS (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined in Attachment A) that secures the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained on the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Data Files. We have not verified, and we make no representation as to the accuracy, completeness or reasonableness of the information on the Source Documents or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, perform an examination to express an opinion or a review to express a conclusion in accordance with the attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not conducted for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originators of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

19 October 2015

Attachment A Page 1 of 9

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent beneficial interests in Hudson’s Bay Simon JV Trust 2015-HBS (the “Issuing Entity”) that will be established by the Depositor,
b.	The assets of the Issuing Entity will consist primarily of three promissory notes issued jointly by 34 special purpose entities (collectively, the “Mortgage Borrowers”) evidencing a componentized fixed and floating rate loan (the “Mortgage Loan”) and
c.	The Mortgage Loan is secured by, among other things, cross-collateralized and cross-defaulted first mortgages, deeds of trust or similar liens on the Mortgage Borrowers’ fee simple or leasehold interests in 34 retail properties (collectively, the “Properties”).

The floating rate component of the Mortgage Loan and the two fixed rate components of the Mortgage Loan are hereinafter referred to as the “Floating Component A Portion” of the Mortgage Loan, the “Fixed Component B Portion” of the Mortgage Loan and the “Fixed Component C Portion” of the Mortgage Loan, respectively.

Procedures we performed and our associated findings

1.	We obtained from the Depositor:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information on the Mortgage Loan and Properties as of 1 November 2015 (the “Cut-off Date”) and
b.	A record layout and decode table related to the information on the Preliminary Data File.

The Depositor indicated that certain Mortgage Loan information is separately shown on the Preliminary Data File for the Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan and, where applicable, is also shown in aggregate for the entire Mortgage Loan.

Using information on the Source Documents, we compared the Compared Characteristics shown on Exhibit 2 of Attachment A, as shown on the Preliminary Data File, to the corresponding information on copies of the Source Documents indicated on Exhibit 2 of Attachment A, subject to the qualifications and exceptions stated in the notes to Exhibit 2 of Attachment A and the instructions provided by the Depositor that are described in the notes to Exhibit 2 of Attachment A and the next paragraph of this Item 1.

The Source Document(s) that the Depositor instructed us to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A.  Where more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information on at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A.  We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Attachment A Page 2 of 9

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Item 1., and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in Items 1. and 2. above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File, comprise the Data Files) that the Depositor indicated contains information on the Mortgage Loan and Properties as of the Cut-off Date and
b.	A record layout and decode table related to the information on the Final Data File.

Using information on the:

i.	Final Data File and
ii.	Updated Data File

we compared each Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Maturity Date

of the Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Original Mortgage Loan Term” of the Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 9

6.	Using the:
a.	Seasoning and
b.	Original Mortgage Loan Term

of the Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Remaining Term to Maturity” of the Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	With respect to the Mortgage Loan, the loan agreement Source Document indicates that the Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan are interest-only for their entire terms, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the original amortization term of the Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan (the “Original Mortgage Loan Amortization Term”),
b.	Use “0” for the remaining amortization term of the Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan (the “Remaining Mortgage Loan Amortization Term”),
c.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, all as shown on the Final Data File, as the principal balance of the Mortgage Loan and each Property, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan as of the Cut-off Date (the “Cut-Off Date Allocated Loan Amount”),
d.	Use the “Original Allocated Mortgage Loan Balance” of the Mortgage Loan and each Property, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, all as shown on the Final Data File, as the principal balance of the Mortgage Loan and each Property, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan as of the “Maturity Date” of the Mortgage Loan and each Property, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan (the “Maturity Allocated Mortgage Loan Balance”) and

Attachment A Page 4 of 9

7. (continued)

e.	Use the “Original Mortgage Loan Term” of the Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, all as shown on the Final Data File, for the original interest-only period of the Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan (the “Mortgage Loan IO Period”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the “Cut-Off Date Allocated Loan Amount” of each Property, as shown on the Final Data File, we recalculated the “% of Allocated Mortgage Loan Balance” of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Mortgage Loan Margin,
b.	LIBOR Floor,
c.	LIBOR Cap and
d.	LIBOR Rounding Methodology

of the Floating Component A Portion of the Mortgage Loan, all as shown on the Final Data File, and the LIBOR assumption of 0.20000% that was provided by the Depositor, we recalculated the “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Floating Component A Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Mortgage Loan Margin and
b.	LIBOR Cap

of the Floating Component A Portion of the Mortgage Loan, both as shown on the Final Data File, we recalculated the “Mortgage Loan Interest Rate (At LIBOR CAP)” of the Floating Component A Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, the Depositor instructed us to use the “Mortgage Loan Interest Rate (At Assumed LIBOR)” for the “Mortgage Loan Interest Rate (At LIBOR CAP)” characteristic.

Attachment A Page 5 of 9

11.	Using the:
a.	Original Allocated Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
c.	Accrual Basis

of the Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, all as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding two paragraphs of this Item 11., we recalculated the:

i.	Monthly Mortgage Debt Service and
ii.	Annual Mortgage Debt Service

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Debt Service” of the Mortgage Loan as 1/12th of the sum of:

a.	The product of:
i.	The “Original Allocated Mortgage Loan Balance” of the Floating Component A Portion of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Floating Component A Portion of the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360,
b.	The product of:
i.	The “Original Allocated Mortgage Loan Balance” of the Fixed Component B Portion of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Fixed Component B Portion of the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360 and
c.	The product of:
i.	The “Original Allocated Mortgage Loan Balance” of the Fixed Component C Portion of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Fixed Component C Portion of the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Debt Service” of the Mortgage Loan as the sum of:

a.	The product of:
i.	The “Original Allocated Mortgage Loan Balance” of the Floating Component A Portion of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Floating Component A Portion of the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360,

Attachment A Page 6 of 9

11. (continued)

b.	The product of:
i.	The “Original Allocated Mortgage Loan Balance” of the Fixed Component B Portion of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Fixed Component B Portion of the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360 and
c.	The product of:
i.	The “Original Allocated Mortgage Loan Balance” of the Fixed Component C Portion of the Mortgage Loan, as shown on the Final Data File,
ii.	The “Mortgage Loan Interest Rate (At Assumed LIBOR)” of the Fixed Component C Portion of the Mortgage Loan, as shown on the Final Data File, and
iii.	366/360.

12.	Using the:
a.	Annual Mortgage Debt Service,
b.	Cut-Off Date Allocated Loan Amount,
c.	Maturity Allocated Mortgage Loan Balance,
d.	As-Is Appraisal Value,
e.	Dark Value Single-Tenant,
f.	Dark Value Multi-Tenant,
g.	Underwritten NOI and
h.	Underwritten Net Cash Flow

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	Mortgage Underwritten NOI DSCR,
ii.	Mortgage Underwritten NCF DSCR,
iii.	Cut-Off Date Mortgage LTV,
iv.	Cut-Off Date Single-Tenant Dark LTV,
v.	Cut-Off Date Multi-Tenant Tenant Dark LTV,
vi.	Balloon LTV Ratio,
vii.	Mortgage Underwritten NOI DY and
viii.	Mortgage Underwritten NCF DY

of the Mortgage Loan and, with respect to items iii. through vi. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to:

a.	Round the “Mortgage Underwritten NOI DSCR” and “Mortgage Underwritten NCF DSCR” to two decimal places and
b.	Round the “Cut-Off Date Mortgage LTV,” “Cut-Off Date Single-Tenant Dark LTV,” “Cut-Off Date Multi-Tenant Tenant Dark LTV,” “Balloon LTV Ratio,” “Mortgage Underwritten NOI DY” and “Mortgage Underwritten NCF DY” to the nearest 1/10th of one percent.

Attachment A Page 7 of 9

13.	Using the:
a.	Original Allocated Mortgage Loan Balance and
b.	Net Rentable Area (Square Feet)

of the Mortgage Loan and each Property, as applicable, all as shown on the Final Data File, we recalculated the “Mortgage Bal Per SF” of the Mortgage Loan and each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	2012 Sales,
b.	2013 Sales,
c.	2014 Sales,
d.	TTM July 2015 Sales and
e.	Net Rentable Area (Square Feet)

of each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	2012 Sales Per Square Foot,
ii.	2013 Sales Per Square Foot,
iii.	2014 Sales Per Square Foot and
iv.	TTM July 2015 Sales Per Square Foot

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

15.	Using the:
a.	Underwritten Rent,
b.	2014 CAM,
c.	2014 Real Estate Taxes,
d.	2014 Ground Rent,
e.	2014 Percentage Rent,
f.	2012 Sales,
g.	2013 Sales,
h.	2014 Sales and
i.	TTM July 2015 Sales

of each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	2012 Occupancy Cost,
ii.	2013 Occupancy Cost,
iii.	2014 Occupancy Cost and
iv.	TTM July 2015 Occupancy Cost

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the “2012 Occupancy Cost,” “2013 Occupancy Cost,” “2014 Occupancy Cost” and “TTM July 2015 Occupancy Cost” to the nearest 1/100th of one percent.

Attachment A Page 8 of 9

16.	Using the:
a.	2012 Sales,
b.	2013 Sales,
c.	2014 Sales,
d.	TTM July 2015 Sales,
e.	2012 4-wall EBITDAR,
f.	2013 4-wall EBITDAR,
g.	2014 4-wall EBITDAR and
h.	TTM July 2015 4-wall EBITDAR

of each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	2012 4-wall EBITDAR Margin,
ii.	2013 4-wall EBITDAR Margin,
iii.	2014 4-wall EBITDAR Margin and
iv.	TTM July 2015 4-wall EBITDAR Margin

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the “2012 4-wall EBITDAR Margin,” “2013 4-wall EBITDAR Margin,” “2014 4-wall EBITDAR Margin” and “TTM July 2015 4-wall EBITDAR Margin“ to the nearest 1/100th of one percent.

17.	Using the:
a.	2012 4-wall EBITDAR,
b.	2013 4-wall EBITDAR,
c.	2014 4-wall EBITDAR,
d.	TTM July 2015 4-wall EBITDAR and
e.	Underwritten Rent

of each Property, as applicable, all as shown on the Final Data File, we recalculated the:

i.	2012 4-wall EBITDAR to Rent,
ii.	2013 4-wall EBITDAR to Rent,
iii.	2014 4-wall EBITDAR to Rent and
iv.	TTM July 2015 4-wall EBITDAR to Rent

of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, we were instructed by the Depositor to round the “2012 4-wall EBITDAR to Rent,” “2013 4-wall EBITDAR to Rent,” “2014 4-wall EBITDAR to Rent” and “TTM July 2015 4-wall EBITDAR to Rent” to two decimal places.

Attachment A Page 9 of 9

18.	Using the:
a.	Primary Servicer and
b.	Master Servicer

of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

19.	Using the:
a.	Servicing Fee,
b.	Trustee/Cert Admin and
c.	CREFC Fee

of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

20.	Using the:
a.	Mortgage Loan Interest Rate (As Assumed LIBOR) and
b.	Total Admin Fee

of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, all as shown on the Final Data File, we recalculated the “Net Mortgage Rate” of the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Document Title	Document Date

Mortgage Loan Promissory Note A-1 (see Note 1)	22 July 2015

Mortgage Loan Promissory Note A-2 (see Note 1)	22 July 2015

Mortgage Loan Promissory Note A-3 (see Note 1)	22 July 2015

Loan Agreement	22 July 2015

Allocated Loan Amount Schedule (HBC-Allocated Loan Amounts.xlsx)	Not Applicable

Guaranty Agreement	22 July 2015

Non-Consolidation Agreement	22 July 2015

Title Policies	Various

Interest Rate Cap Agreement	22 July 2015

Bloomberg Screen Shot for LIBOR Cap Provider Rating	8 October 2015

Settlement Statement	22 July 2015

Amended and Restated LLC Agreement	22 July 2015

Exhibit 1 to Attachment A

Property Source Documents

Document Title	Document Date

Lord and Taylor TTM July 2015 EBITDAR (JPM CMBS - LT TTM Sales and	Not Applicable
EBITDA.XLSX)

Saks TTM July 2015 EBITDAR (Saks Sales & EBITDAR Q2-15 TMR.PDF)	Not Applicable

Property Cushman Appraisal Reports	Various

Portfolio Cushman Appraisal Report	1 June 2015

Engineering Reports	Various

Environmental Phase I Reports	Various

Insurance Risk Analysis Report	22 July 2015

Ground Leases	Various

Ground Lease Support Schedule (HBC-SPG - Ground Lease Summary	Not Applicable
Chart (final pool with estoppels).xlsx)

USPS Internet Site (www.usps.gov)	Not Applicable

HBC Model (Underwriting - 34 Asset Lord & Taylor and Saks Fifth	Not Applicable
Avenue Portfolio.xlsx)

Historical L&T CapEx (42 Properties - 3 Yr CapEx Spend by Store.xlsx)	Not Applicable

Historical Saks CapEx (copy of Saks CapEx (3).xlsx)	Not Applicable

TTM July 2015 Sales Document (Saks LT Sales full Dollars.pdf)	Not Applicable

Mall In-Line Sales Documents	Not Applicable

Operating Lease – Lord & Taylor	22 July 2015

Operating Lease – Saks	22 July 2015

Note:

1.	The mortgage loan promissory note A-1, mortgage loan promissory note A-2 and mortgage loan promissory note A-3 Source Documents are hereinafter referred to collectively as the “Mortgage Loan Note.”

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Banner	HBC Model
Address (see Notes 1 and 2)	Property Cushman Appraisal Report or USPS Internet
Site (www.usps.gov)
City (see Notes 1 and 2)	Property Cushman Appraisal Report or USPS Internet
Site (www.usps.gov)
MSA	HBC Model
State (see Notes 1 and 2)	Property Cushman Appraisal Report or USPS Internet
Site (www.usps.gov)
Zip Code (see Note 2)	Property Cushman Appraisal Report or USPS Internet
Site (www.usps.gov)
Property Type	HBC Model
Property Sub-Type	HBC Model
Mall Owner/Adjacent Landlord	HBC Model
Year Built	Property Cushman Appraisal Report
Year Renovated	Property Cushman Appraisal Report
Net Rentable Area (Square Feet)	HBC Model
Occupancy % Most Recent	HBC Model
Ownership Interest	Title Policies
Single Tenant	HBC Model

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraisal Value	Property Cushman Appraisal Report
Dark Value Single-Tenant (see Note 3)	Property Cushman Appraisal Report
Dark Value Multi-Tenant (see Note 3)	Property Cushman Appraisal Report
Appraisal Firm	Property Cushman Appraisal Report
Date of Appraisal	Property Cushman Appraisal Report
Environmental Firm	Environmental Phase I Report
Phase I Date	Environmental Phase I Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report
Seismic PML %	Engineering Report
Seismic Insurance (see Note 4)	Insurance Risk Analysis Report
Population within a 5-mile radius	Property Cushman Appraisal Reports
Average Household Income within a 5-mile radius	Property Cushman Appraisal Reports

Exhibit 2 to Attachment A

Underwriting Information: (see Note 5)

Characteristic	Source Document(s)

Underwritten Occupancy Total Percent	HBC Model
Underwritten Rent	HBC Model
Underwritten Effective Gross Income	HBC Model
Underwritten Expense Total	HBC Model
Underwritten NOI	HBC Model
Underwritten Replacement Reserves	HBC Model
Underwritten TI and LC	HBC Model
Underwritten Net Cash Flow	HBC Model
2014 CAM	HBC Model
2014 Real Estate Taxes	HBC Model
2014 Ground Rent	HBC Model
2014 Percentage Rent	HBC Model
2012 Sales	HBC Model
2013 Sales	HBC Model
2014 Sales	HBC Model
TTM July 2015 Sales	TTM July 2015 Sales Document
2014 Mall In-Line Sales Per Square Foot (see Note 4)	Mall In-Line Sales Documents
2012 4-wall EBITDAR	HBC Model
2013 4-wall EBITDAR	HBC Model
2014 4-wall EBITDAR	HBC Model
TTM July 2015 4-wall EBITDAR	Lord and Taylor TTM July 2015 EBITDAR and Saks TTM
July 2015 EBITDAR
2011 NOI	HBC Model
2012 NOI	HBC Model
2013 NOI	HBC Model
2014 NOI	HBC Model
2015 NOI (Budgeted)	HBC Model
2012 CapEx	Historical L&T CapEx and Historical Saks CapEx
2013 CapEx	Historical L&T CapEx and Historical Saks CapEx
2014 CapEx	Historical L&T CapEx and Historical Saks CapEx
2015 CapEx Forecast	HBC Model
2016 CapEx Proposed	HBC Model

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document

Initial Tax Escrow	Settlement Statement
Monthly Tax Escrow	Loan Agreement
Initial Insurance Escrow	Loan Agreement
Monthly Insurance Escrow	Loan Agreement
Initial Environmental Reserve	Loan Agreement
Other Escrow Type	Loan Agreement
Other Escrow Initial Deposit	Settlement Statement
Other Escrow Monthly Deposit	Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Origination Date (see Note 6)	Mortgage Loan Note
First Payment Date (see Note 6)	Loan Agreement
Interest Accrual Period Start (see Note 6)	Loan Agreement
Interest Accrual Period End (see Note 6)	Loan Agreement
Maturity Date (see Note 6)	Loan Agreement
Extension Options (Yes/No) (see Note 6)	Loan Agreement
Extension Description (see Note 7)	Loan Agreement
Extension Test Description (see Note 7)	Loan Agreement
Extension Spread Increase (Yes/No)	Loan Agreement
(see Note 7)
Extension Spread Increase Description (see Note 7)	Loan Agreement
Payment Grace Period Event of Default (see Note 6)	Loan Agreement
Payment Grace Period Event of Late Fee (see Note 6)	Loan Agreement
Balloon Grace Period Event of Default	Loan Agreement
(see Note 6)
Balloon Grace Period Event of Late Fee (see Note 6)	Loan Agreement
Interest Rate Adjustment Frequency	Loan Agreement
(see Note 7)
LIBOR Rounding Methodology (see Note 7)	Loan Agreement
LIBOR Lookback Days (see Note 7)	Loan Agreement
LIBOR Floor (see Note 7)	Loan Agreement
LIBOR Cap (see Note 7)	Interest Rate Cap Agreement and Loan Agreement
LIBOR Cap after Extension (see Note 7)	Loan Agreement
LIBOR Cap Expiration Date (see Note 7)	Interest Rate Cap Agreement

Exhibit 2 to Attachment A

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

LIBOR Cap Provider (see Note 7)	Interest Rate Cap Agreement
LIBOR Cap Provider Rating (see Note 7)	Bloomberg Screen Shot for LIBOR Cap Provider Rating
Rate Type (see Note 6)	Loan Agreement
Amortization Type (see Note 6)	Loan Agreement
Accrual Basis (see Note 6)	Loan Agreement
Mortgage Loan Margin (see Note 7)	Loan Agreement
Mortgage Loan Interest Rate (At Assumed LIBOR)	Loan Agreement
(see Note 8)
Prepayment String (see Note 6)	Loan Agreement
Borrower Entities	Loan Agreement
Original Allocated Mortgage Loan Balance	Allocated Loan Amount Schedule
(see Note 6)
Partial Prepayments Allowed	Loan Agreement
Partial Release Permitted	Loan Agreement
LockBox (Y/N)	Loan Agreement
LockBox Type (see Note 9)	Loan Agreement
Terms/Description of Springing Lockbox	Loan Agreement
(If applicable)
Single Asset Entity	Loan Agreement
Single Purpose Entity	Loan Agreement
Non-Consolidation Letter	Non-Consolidation Agreement
Future Debt Permitted?	Loan Agreement
Future Debt Description	Loan Agreement
Loan Purpose	Amended and Restated LLC Agreement

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the:

a.	Address,

b.	City and

c.	State

characteristics for each Property, the Depositor instructed us to ignore differences that are caused by standard postal abbreviations.

2.	For the purpose of comparing the:

a.	Address,

b.	City,

c.	State and

d.	Zip Code

characteristics for each Property, the Depositor instructed us to compare the information on the Preliminary Data File to the corresponding information that is contained on (i) the applicable property Cushman appraisal report Source Document and (ii) the USPS internet site (www.usps.gov) Source Document. If the information on the applicable property Cushman appraisal report Source Document did not agree with the corresponding information on the USPS internet site (www.usps.gov) Source Document, the Depositor instructed us to use the USPS internet site (www.usps.gov) as the higher priority Source Document.

3.	For the Property identified on the Preliminary Data File as “Dadeland,” for which “Dark Value Single-Tenant” and “Dark Value Multi-Tenant” information was not provided on the applicable property Cushman appraisal report Source Document, the Depositor instructed us to use the “Market Value As Vacant (Dark Value),” as shown on the applicable property Cushman appraisal report Source Document, for the “Dark Value Single-Tenant” and “Dark Value Multi-Tenant” characteristics.

4.	The Depositor instructed us to perform procedures on the “Seismic Insurance” characteristic only for Properties for which we were provided an insurance risk analysis report Source Document.

The Depositor instructed us to perform procedures on the “2014 Mall In-Line Sales Per Square Foot” characteristic only for Properties for which we were provided a mall in-line sales document Source Document.

5.	For the purpose of comparing the “Underwriting Information” characteristics, the Depositor instructed us to ignore differences of $1.00 or less.

Exhibit 2 to Attachment A

Notes: (continued)

6.	For the purpose of comparing the:

a.	Origination Date,

b.	First Payment Date,

c.	Interest Accrual Period Start,

d.	Interest Accrual Period End,

e.	Maturity Date,

f.	Extension Options (Yes/No),

g.	Payment Grace Period Event of Default,

h.	Payment Grace Period Event of Late Fee,

i.	Balloon Grace Period Event of Default,

j.	Balloon Grace Period Event of Late Fee,

k.	Rate Type,

l.	Amortization Type,

m.	Accrual Basis,

n.	Prepayment String and

o.	Original Allocated Mortgage Loan Balance

characteristics, the Depositor instructed us to:

i.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information on the applicable Source Documents for the Mortgage Loan, and

ii.	Use the information for each characteristic described in items a. through o. above for the Mortgage Loan, Floating Component A Portion of the Mortgage Loan, Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, as applicable.

Exhibit 2 to Attachment A

Notes: (continued)

7.	For the purpose of comparing the:

a.	Extension Description,

b.	Extension Test Description,

c.	Extension Spread Increase (Yes/No),

d.	Extension Spread Increase Description,

e.	Interest Rate Adjustment Frequency,

f.	LIBOR Rounding Methodology,

g.	LIBOR Lookback Days,

h.	LIBOR Floor,

i.	LIBOR Cap,

j.	LIBOR Cap after Extension,

k.	LIBOR Cap Expiration Date,

l.	LIBOR Cap Provider,

m.	LIBOR Cap Provider Rating and

n.	Mortgage Loan Margin

characteristics, the Depositor instructed us to:

i.	Compare the information for each of these characteristics, as shown on the Preliminary Data File, to the corresponding information on the applicable Source Documents for the Floating Component A Portion of the Mortgage Loan,

ii.	Use “Various” for each characteristic described in items a. through n. above for the Mortgage Loan and

iii.	Use “NAP” for each characteristic described in items a. through n. above for the Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan.

8.	For the Fixed Component B Portion of the Mortgage Loan and Fixed Component C Portion of the Mortgage Loan, the Depositor instructed us to use the loan agreement Source Document for the purpose of comparing the “Mortgage Loan Interest Rate (At Assumed LIBOR)” characteristic.

For the Floating Component A Portion of the Mortgage Loan, the Depositor instructed us to recalculate the “Mortgage Loan Interest Rate (At Assumed LIBOR)” characteristic as described in Item 9. of Attachment A.

9.	For purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if as of the origination of the Mortgage Loan, tenants pay rents to the lockbox account, and monthly debt service and reserve accounts are funded directly from the lockbox account, all as described in the loan agreement Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the information and instructions provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Property Name
Property Count
Occupancy Date Most Recent
Sponsors
Primary Servicer
Master Servicer
Trustee/Cert Admin
CREFC Fee
Ground Lease Initial Maturity Date
Ground Lease Fully Extended Maturity Date
Existing Additional Debt (see Note 1)
Existing Additional Debt Amount (see Note 1)
Existing Additional Debt Description (see Note 1)

Notes:

1.	The loan agreement Source Document states that there is additional debt associated with the Mortgage Loan. The Depositor informed us that as of the Cut-off Date, the additional debt has been paid off and to use “No” for the “Existing Additional Debt” characteristic, “$0” for the “Existing Additional Debt Amount” characteristic and “NAP” for the “Existing Additional Debt Description” characteristic.

2.	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.